UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23883

The 2023 ETF Series Trust

(Exact name of registrant as specified in charter)

The 2023 ETF Series Trust

c/o Foreside Management Series, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-614-416-9058

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

Brandes International ETF

BINV | Cboe BZX Exchange, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024

The semi-annual shareholder report contains important information about the Brandes International ETF for the period July 1, 2024 through December 31, 2024. You can find additional information about the Fund at https://www.brandes.com/etfs/resources. You can also request this information by contacting us at (866) 307-0477.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brandes International ETF	$36	0.70%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

  Fund net assets$143,051,419
  Total advisory fees paid$454,932
  Total number of portfolio holdings63
  Portfolio Turnover Rate2%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sectors	% of Net Assets
Health Care	17.3%
Consumer Staples	17.0%
Consumer Discretionary	13.9%
Financials	12.8%
Industrials	10.9%
Communication Services	8.0%
Information Technology	6.5%
Energy	5.4%
Materials	3.8%
Real Estate	1.5%
Utilities	1.2%
Money Market Funds	1.4%
Other Assets in Excess of Liabilities	0.3%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC.

Brandes U.S. Small-Mid Cap Value ETF

BSMC | Cboe BZX Exchange, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024

The semi-annual shareholder report contains important information about the Brandes U.S. Small-Mid Cap Value ETF for the period July 1, 2024 through December 31, 2024. You can find additional information about the Fund at https://www.brandes.com/etfs/resources. You can also request this information by contacting us at (866) 307-0477.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brandes U.S. Small-Mid Cap Value ETF	$36	0.70%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

  Fund net assets$78,866,092
  Total advisory fees paid$251,973
  Total number of portfolio holdings69
  Portfolio Turnover Rate3%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sectors	% of Net Assets
Health Care	20.3%
Industrials	19.4%
Information Technology	14.6%
Consumer Staples	11.2%
Financials	10.9%
Materials	7.8%
Energy	5.1%
Consumer Discretionary	3.3%
Communication Services	2.7%
Money Market Funds	4.7%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC.

Brandes U.S. Value ETF

BUSA | Cboe BZX Exchange, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024

The semi-annual shareholder report contains important information about the Brandes U.S. Value ETF for the period July 1, 2024 through December 31, 2024. You can find additional information about the Fund at https://www.brandes.com/etfs/resources. You can also request this information by contacting us at (866) 307-0477.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brandes U.S. Value ETF	$31	0.60%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

  Fund net assets$208,693,376
  Total advisory fees paid$539,802
  Total number of portfolio holdings58
  Portfolio Turnover Rate2%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sectors	% of Net Assets
Financials	29.5%
Health Care	19.4%
Industrials	13.8%
Information Technology	10.3%
Energy	7.4%
Communication Services	6.8%
Consumer Staples	4.1%
Consumer Discretionary	3.5%
Materials	2.3%
Utilities	2.1%
Money Market Funds	0.7%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC.

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The Registrant’s Semi-Annual Financial Statements and Other Information are attached herewith.

2024

Semi-Annual Financial Statements and Other Information

BRANDES INVESTMENT PARTNERS L.P.

BRANDES INTERNATIONAL ETF (BINV)

BRANDES U.S. SMALL-MID CAP VALUE ETF (BSMC)

BRANDES U.S. VALUE ETF (BUSA)

December 31, 2024 (Unaudited)

(This page intentionally left blank)

Table of Contents

Schedule of Investments:
Brandes International ETF	4
Brandes U.S. Small-Mid Cap Value ETF	7
Brandes U.S. Value ETF	10
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	20
Additional Information	25

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Brandes International ETF

Schedule of Investments

(showing percentage of net assets)

December 31, 2024 (Unaudited)

	Shares	Value
Common Stocks – 98.3%
Austria – 2.2%
Erste Group Bank AG	50,962	$3,148,317
Brazil – 6.5%
Ambev SA, ADR	1,171,897	2,168,009
Embraer SA, ADR*	85,317	3,129,428
Petroleo Brasileiro SA, ADR	198,575	2,351,128
Telefonica Brasil SA, ADR	213,428	1,611,381
		9,259,946
Canada – 3.1%
CAE, Inc.*	105,054	2,666,270
Open Text Corp.	64,711	1,832,616
		4,498,886
China – 4.3%
Alibaba Group Holding Ltd., ADR	46,850	3,972,412
China Resources Beer Holdings Co. Ltd.	666,500	2,166,482
		6,138,894
France – 16.4%
BNP Paribas SA, ADR	96,180	2,952,726
Carrefour SA	195,855	2,784,543
Danone SA, ADR	140,053	1,875,296
Engie SA	111,312	1,764,680
Kering SA, ADR	100,975	2,487,014
Orange SA	246,421	2,456,759
Publicis Groupe SA	20,267	2,161,601
Sanofi SA	37,202	3,611,104
Societe BIC SA	24,728	1,633,648
TotalEnergies SE	32,045	1,770,950
		23,498,321
Germany – 9.2%
Deutsche Post AG	69,672	2,451,492
Fresenius SE & Co. KGaA*	41,174	1,429,996
Heidelberg Materials AG	17,436	2,153,952
Henkel AG & Co. KGaA	37,821	2,913,766
Infineon Technologies AG	61,063	1,985,439
SAP SE, ADR	9,266	2,281,382
		13,216,027
Hong Kong – 0.6%
First Pacific Co. Ltd.	1,494,000	867,403
Italy – 3.6%
Buzzi SpA	35,033	1,290,720
Eni SpA	131,484	1,782,220
Intesa Sanpaolo SpA	522,800	2,091,265
		5,164,205
Japan – 14.5%
Astellas Pharma, Inc.	254,900	2,488,827
Bridgestone Corp.	62,200	2,113,439
Honda Motor Co. Ltd.	210,200	2,053,048
Kubota Corp.	176,000	2,059,455
Makita Corp.	47,500	1,463,747

See Notes to Financial Statements.	4

Brandes International ETF

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2024 (Unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Mitsubishi UFJ Financial Group, Inc.	127,267	$1,494,877
Nissan Motor Co. Ltd.	645,800	1,972,410
Sumitomo Mitsui Trust Holdings, Inc.	114,600	2,692,181
Takeda Pharmaceutical Co. Ltd.	165,800	4,410,854
		20,748,838
Mexico – 5.1%
America Movil SAB de CV, ADR	148,501	2,125,049
Cemex SAB de CV, ADR	351,547	1,982,725
Fibra Uno Administracion SA de CV REIT	2,099,729	2,092,382
Kimberly-Clark de Mexico SAB de CV, Class A	798,616	1,129,207
		7,329,363
Netherlands – 5.6%
Heineken Holding NV	58,546	3,507,110
Koninklijke Philips NV*	85,622	2,167,949
STMicroelectronics NV	90,959	2,286,408
		7,961,467
South Korea – 0.7%
Shinhan Financial Group Co. Ltd., ADR	29,328	964,305
Spain – 1.8%
Grifols SA, ADR*	342,471	2,547,984
Switzerland – 7.4%
Cie Financiere Richemont SA, Class A	15,030	2,287,048
Novartis AG, ADR	20,036	1,949,703
Swatch Group AG (The)	92,036	3,259,979
UBS Group AG	103,744	3,145,518
		10,642,248
Taiwan – 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,942	975,996
United Kingdom – 16.6%
Barclays PLC, ADR	138,780	1,844,386
GSK PLC, ADR	105,878	3,580,794
J Sainsbury PLC, ADR	158,186	2,203,531
Kingfisher PLC, ADR	277,501	1,695,531
Reckitt Benckiser Group PLC, ADR	198,017	2,380,164
Rolls-Royce Holdings PLC, ADR*	313,809	2,232,532
Shell PLC, ADR	28,622	1,793,168
Smith & Nephew PLC, ADR	103,138	2,535,132
Tesco PLC, ADR	165,099	2,314,688
WPP PLC	301,058	3,119,659
		23,699,585
Total Common Stocks (Cost $143,932,749)	.	140,661,785

Money Market Funds – 1.4%
JP Morgan US Treasury Plus Money Market Fund, 4.39%(a)
(Cost $1,952,413)	1,952,413	1,952,413

See Notes to Financial Statements.	5

Brandes International ETF

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2024 (Unaudited)

Value
Total Investments – 99.7%
(Cost $145,885,162)	$142,614,198
Other Assets in Excess of Liabilities – 0.3%	437,221
Net Assets – 100.0%	$143,051,419

*	Non Income Producing
(a)	Rate shown reflects the 7-day yield as of December 31, 2024.

ADR :	American Depositary Receipt
PLC :	Public Limited Company
REIT:	Real Estate Investment Trust

Summary of Investment Type

Sector	% of Net Assets
Health Care	17.3%
Consumer Staples	17.0%
Consumer Discretionary	13.9%
Financials	12.8%
Industrials	10.9%
Communication Services	8.0%
Information Technology	6.5%
Energy	5.4%
Materials	3.8%
Real Estate	1.5%
Utilities	1.2%
Money Market Funds	1.4%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Net Assets	100.0%

See Notes to Financial Statements.	6

Brandes U.S. Small-Mid Cap Value ETF

Schedule of Investments

(showing percentage of net assets)

December 31, 2024 (Unaudited)

	Shares	Value
Common Stocks – 95.3%
Communication Services – 2.7%
Interpublic Group of Cos., Inc. (The)	51,088	$1,431,486
Scholastic Corp.	32,267	688,255
		2,119,741
Consumer Discretionary – 3.3%
Levi Strauss & Co., Class A	52,778	913,060
Skechers USA, Inc., Class A*	10,264	690,151
Whirlpool Corp.	8,471	969,760
		2,572,971
Consumer Staples – 11.2%
Edgewell Personal Care Co.	55,961	1,880,290
Ingles Markets, Inc., Class A	17,778	1,145,614
Ingredion, Inc.	9,663	1,329,242
Lancaster Colony Corp.	4,023	696,542
Molson Coors Beverage Co., Class B	29,340	1,681,769
Seaboard Corp.	302	733,757
The Campbell's Company	16,494	690,769
Weis Markets, Inc.	10,391	703,679
		8,861,662
Energy – 5.1%
Expand Energy Corp.	15,584	1,551,387
Innovex International, Inc.*	119,048	1,663,101
World Kinect Corp.	29,480	810,995
		4,025,483
Financials – 10.9%
Citizens Financial Group, Inc.	37,531	1,642,356
CNA Financial Corp.	14,381	695,609
Old Republic International Corp.	24,677	893,061
OneMain Holdings, Inc.	24,805	1,293,085
SEI Investments Co.	16,494	1,360,425
State Street Corp.	9,871	968,839
White Mountains Insurance Group Ltd.	390	758,573
Willis Towers Watson PLC	3,118	976,682
		8,588,630
Health Care – 20.3%
DENTSPLY SIRONA, Inc.	65,918	1,251,124
Elanco Animal Health, Inc.*	88,809	1,075,477
Fortrea Holdings, Inc.*	45,704	852,379
Grifols SA, ADR*	165,825	1,233,738
Henry Schein, Inc.*	8,831	611,105
Koninklijke Philips NV*	34,079	862,880
Organon & Co.	57,125	852,305
Pediatrix Medical Group, Inc.*	106,680	1,399,642
Phibro Animal Health Corp., Class A	50,905	1,069,005
Premier, Inc., Class A	101,365	2,148,938
Prestige Consumer Healthcare, Inc.*	11,298	882,261
Quest Diagnostics, Inc.	10,779	1,626,120
Sotera Health Co.*	65,697	898,735
United Therapeutics Corp.*	1,343	473,864

See Notes to Financial Statements.	7

Brandes U.S. Small-Mid Cap Value ETF

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2024 (Unaudited)

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Zimmer Biomet Holdings, Inc.	7,484	$790,535
		16,028,108
Industrials – 19.4%
AGCO Corp.	8,418	786,915
Balfour Beatty PLC	172,027	979,848
Embraer SA, ADR*	58,360	2,140,645
Healthcare Services Group, Inc.*	140,725	1,634,521
Heartland Express, Inc.	22,337	250,621
Kelly Services, Inc., Class A	35,193	490,590
Kennametal, Inc.	47,623	1,143,905
Knight-Swift Transportation Holdings, Inc.	15,250	808,860
Landstar System, Inc.	1,820	312,785
Moog, Inc., Class A	5,843	1,150,136
National Presto Industries, Inc.	20,408	2,008,555
Textron, Inc.	16,754	1,281,513
Timken Co. (The)	10,897	777,719
UniFirst Corp.	9,053	1,548,878
		15,315,491
Information Technology – 14.6%
Amdocs Ltd.	28,720	2,445,221
Arlo Technologies, Inc.*	62,851	703,303
Arrow Electronics, Inc.*	5,193	587,432
Avnet, Inc.	13,376	699,832
F5, Inc.*	5,340	1,342,850
IPG Photonics Corp.*	22,841	1,660,997
NETGEAR, Inc.*	104,264	2,905,838
Qorvo, Inc.*	16,125	1,127,621
		11,473,094
Materials – 7.8%
Buzzi SpA	11,816	435,337
International Flavors & Fragrances, Inc.	16,358	1,383,069
Scotts Miracle-Gro Co. (The)	13,636	904,612
Sealed Air Corp.	19,739	667,770
Sensient Technologies Corp.	10,459	745,308
Sonoco Products Co.	16,257	794,155
Winpak Ltd.	35,743	1,186,214
		6,116,465
Total Common Stocks (Cost $71,980,368)		75,101,645

Money Market Funds – 4.7%
JP Morgan US Treasury Plus Money Market Fund, 4.39%(a)
(Cost $3,738,740)	3,738,740	3,738,740

Total Investments – 100.0%
(Cost $75,719,108)		$78,840,385
Other Assets in Excess of Liabilities – 0.0%†		25,707
Net Assets – 100.0%		$78,866,092

See Notes to Financial Statements.	8

Brandes U.S. Small-Mid Cap Value ETF

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2024 (Unaudited)

*	Non Income Producing
†	Less than 0.05%
(a)	Rate shown reflects the 7-day yield as of December 31, 2024.

ADR :	American Depositary Receipt
PLC :	Public Limited Company

Summary of Investment Type

Sector	% of Net Assets
Health Care	20.3%
Industrials	19.4%
Information Technology	14.6%
Consumer Staples	11.2%
Financials	10.9%
Materials	7.8%
Energy	5.1%
Consumer Discretionary	3.3%
Communication Services	2.7%
Money Market Funds	4.7%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%†
Net Assets	100.0%

See Notes to Financial Statements.	9

Brandes U.S. Value ETF

Schedule of Investments

(showing percentage of net assets)

December 31, 2024 (Unaudited)

	Shares	Value
Common Stocks – 99.2%
Communication Services – 6.8%
Alphabet, Inc., Class C	29,046	$5,531,520
Comcast Corp., Class A	126,790	4,758,429
Omnicom Group, Inc.	44,979	3,869,993
		14,159,942
Consumer Discretionary – 3.5%
AutoZone, Inc.*	1,060	3,394,120
LKQ Corp.	66,122	2,429,983
Mohawk Industries, Inc.*	13,281	1,582,166
		7,406,269
Consumer Staples – 4.1%
Ingredion, Inc.	19,353	2,662,199
Kenvue, Inc.	139,326	2,974,610
Sysco Corp.	37,007	2,829,555
		8,466,364
Energy – 7.4%
Chevron Corp.	45,439	6,581,385
Halliburton Co.	149,631	4,068,467
Schlumberger NV	65,988	2,529,980
World Kinect Corp.	84,606	2,327,511
		15,507,343
Financials – 29.5%
American International Group, Inc.	46,114	3,357,099
Arch Capital Group Ltd.	40,908	3,777,854
Bank of America Corp.	133,210	5,854,579
Bank of New York Mellon Corp. (The)	54,240	4,167,259
Berkshire Hathaway, Inc., Class B*	4,514	2,046,106
Citigroup, Inc.	75,107	5,286,782
Fiserv, Inc.*	28,251	5,803,320
JPMorgan Chase & Co.	17,198	4,122,533
OneMain Holdings, Inc.	40,619	2,117,468
PNC Financial Services Group, Inc. (The)	24,394	4,704,383
State Street Corp.	29,104	2,856,558
Truist Financial Corp.	50,268	2,180,626
W R Berkley Corp.	68,503	4,008,795
Wells Fargo & Co.	85,399	5,998,426
Willis Towers Watson PLC	16,869	5,284,046
		61,565,834
Health Care – 19.4%
Cardinal Health, Inc.	28,659	3,389,500
Cigna Group (The)	17,174	4,742,428
CVS Health Corp.	45,972	2,063,683
HCA Healthcare, Inc.	10,830	3,250,625
Johnson & Johnson	25,027	3,619,405
Labcorp Holdings, Inc.	13,582	3,114,624
McKesson Corp.	9,698	5,526,987
Merck & Co., Inc.	56,632	5,633,751
Pfizer, Inc.	188,694	5,006,052

See Notes to Financial Statements.	10

Brandes U.S. Value ETF

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2024 (Unaudited)

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Sanofi SA, ADR	88,054	$4,246,845
		40,593,900
Industrials – 13.8%
Emerson Electric Co.	35,052	4,343,994
FedEx Corp.	16,538	4,652,636
Gates Industrial Corp. PLC*	102,182	2,101,884
General Dynamics Corp.	6,972	1,837,052
Hexcel Corp.	36,532	2,290,556
Johnson Controls International PLC	22,522	1,777,661
Knight-Swift Transportation Holdings, Inc.	41,451	2,198,561
SS&C Technologies Holdings, Inc.	59,811	4,532,478
Textron, Inc.	65,743	5,028,682
		28,763,504
Information Technology – 10.3%
Amdocs Ltd.	61,024	5,195,583
Cisco Systems, Inc.	40,128	2,375,578
Cognizant Technology Solutions Corp., Class A	58,320	4,484,808
Flex Ltd.*	107,820	4,139,210
Micron Technology, Inc.	35,483	2,986,249
Open Text Corp.	41,009	1,161,375
Qorvo, Inc.*	16,207	1,133,355
		21,476,158
Materials – 2.3%
Corteva, Inc.	84,378	4,806,171
Utilities – 2.1%
Entergy Corp.	29,993	2,274,069
Evergy, Inc.	35,110	2,161,021
		4,435,090
Total Common Stocks (Cost $196,722,279)		207,180,575

Money Market Funds – 0.7%
JP Morgan US Treasury Plus Money Market Fund, 4.39%(a)
(Cost $1,407,293)	1,407,293	1,407,293

Total Investments – 99.9%
(Cost $198,129,572)		$208,587,868
Other Assets in Excess of Liabilities – 0.1%		105,508
Net Assets – 100.0%		$208,693,376

*	Non Income Producing
(a)	Rate shown reflects the 7-day yield as of December 31, 2024.

ADR :	American Depositary Receipt
PLC :	Public Limited Company

See Notes to Financial Statements.	11

Brandes U.S. Value ETF

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2024 (Unaudited)

Summary of Investment Type

Sector	% of Net Assets
Financials	29.5%
Health Care	19.4%
Industrials	13.8%
Information Technology	10.3%
Energy	7.4%
Communication Services	6.8%
Consumer Staples	4.1%
Consumer Discretionary	3.5%
Materials	2.3%
Utilities	2.1%
Money Market Funds	0.7%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Net Assets	100.0%

See Notes to Financial Statements.

(This page intentionally left blank)

Statements of Assets and Liabilities

December 31, 2024 (Unaudited)

	Brandes International ETF	Brandes U.S. Small-Mid Cap Value ETF	Brandes U.S. Value ETF
Assets
Investments, at fair value	$142,614,198	$78,840,385	$208,587,868
Foreign currency at value (cost $–, $8 and $–)	—	8	—
Receivables:
Capital shares	492,667	—	—
Dividends	460,528	75,745	201,856
Foreign tax reclaim	154,551	—	13,030
Total assets	143,721,944	78,916,138	208,802,754

Liabilities
Due to custodian	3,865	—	—
Payables:
Securities purchased	556,563	—	—
Investment advisory fees	83,751	48,046	105,878
Other payables	26,346	2,000	3,500
Total liabilities	670,525	50,046	109,378
Net Assets	$143,051,419	$78,866,092	$208,693,376

Net Assets Consist of
Paid-in capital	$141,883,592	$74,306,863	$193,220,318
Distributable earnings (loss)	1,167,827	4,559,229	15,473,058
Net Assets	$143,051,419	$78,866,092	$208,693,376
Number of Common Shares outstanding	4,800,000	2,600,000	6,600,000
Net Asset Value, offering and redemption price per share	$29.80	$30.33	$31.62
Investments, at cost	$145,885,162	$75,719,108	$198,129,572

See Notes to Financial Statements.

Statements of Operations

Six Months Ended December 31, 2024 (Unaudited)

	Brandes International ETF	Brandes U.S. Small-Mid Cap Value ETF	Brandes U.S. Value ETF
Investment Income
Dividend income*	$1,351,502	$622,497	$2,040,567

Expenses
Investment advisory fees	454,932	251,973	539,802
Total expenses	454,932	251,973	539,802
Net investment income (loss)	896,570	370,524	1,500,765

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	25,582	(45,460)	(468,152)
In-kind redemptions	4,717,873	1,491,659	5,450,592
Foreign currency transactions	(31,996)	(176)	—
Net realized gain (loss)	4,711,459	1,446,023	4,982,440
Net change in unrealized appreciation (depreciation) on:
Investments	(3,824,995)	1,875,316	3,287,078
Foreign currency translations	(3,568)	102	—
Net change in unrealized appreciation (depreciation).	(3,828,563)	1,875,418	3,287,078
Net realized and unrealized gain (loss)	882,896	3,321,441	8,269,518
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,779,466	$3,691,965	$9,770,283
* Withholding tax	$362,817	$438	$2,795

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Brandes International ETF		Brandes U.S. Small-Mid Cap Value ETF
	For the Six Months Ended December 31, 2024 (Unaudited)	For the period October 4, 2023(1) to June 30, 2024	For the Six Months Ended December 31, 2024 (Unaudited)	For the period October 4, 2023(1) to June 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$896,570	$1,678,233	$370,524	$309,691
Net realized gain (loss)	4,711,459	2,418,978	1,446,023	903,766
Net change in net unrealized appreciation (depreciation)	(3,828,563)	552,546	1,875,418	1,245,859
Net increase (decrease) in net assets resulting from operations	1,779,466	4,649,757	3,691,965	2,459,316

Distributions	(1,173,745)	(1,609,810)	(396,497)	(282,481)

Fund Shares Transactions
Proceeds from shares sold	60,205,306	107,864,277	23,835,513	60,320,295
Value of shares redeemed	(16,944,402)	(11,719,430)	(5,580,026)	(5,181,993)
Net increase (decrease) in net assets resulting from fund share transactions	43,260,904	96,144,847	18,255,487	55,138,302
Total net increase (decrease) in net assets	43,866,625	99,184,794	21,550,955	57,315,137

Net Assets
Beginning of period	99,184,794	—	57,315,137	—
End of period	$143,051,419	$99,184,794	$78,866,092	$57,315,137

Changes in Shares Outstanding
Common Shares outstanding, beginning of period	3,400,000	—	2,000,000	—
Shares sold	1,950,000	3,800,000	780,000	2,180,000
Shares redeemed	(550,000)	(400,000)	(180,000)	(180,000)
Common Shares outstanding, end of period	4,800,000	3,400,000	2,600,000	2,000,000

(1)	Commencement of operations.

See Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)

	Brandes U.S. Value ETF
	For the Six Months Ended December 31, 2024 (Unaudited)	For the period October 4, 2023(1) to June 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,500,765	$906,914
Net realized gain (loss)	4,982,440	933,941
Net change in net unrealized appreciation (depreciation)	3,287,078	7,171,218
Net increase (decrease) in net assets resulting from operations	9,770,283	9,012,073

Distributions	(1,548,797)	(856,371)

Fund Shares Transactions
Proceeds from shares sold	76,467,804	137,838,927
Value of shares redeemed	(16,108,166)	(5,882,377)
Net increase (decrease) in net assets resulting from fund share transactions	60,359,638	131,956,550
Total net increase (decrease) in net assets	68,581,124	140,112,252

Net Assets
Beginning of period	140,112,252	—
End of period	$208,693,376	$140,112,252

Changes in Shares Outstanding
Common Shares outstanding, beginning of period	4,700,000	—
Shares sold	2,400,000	4,900,000
Shares redeemed	(500,000)	(200,000)
Common Shares outstanding, end of period	6,600,000	4,700,000

(1)	Commencement of operations.

See Notes to Financial Statements.

Financial Highlights

Brandes International ETF Selected Per Share Data	For the Six Months Ended December 31, 2024 (Unaudited)		Period Ended June 30, 2024(a)
Net Asset Value, beginning of period	$29.17		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.22		0.95
Net realized and unrealized gain (loss)	0.67		3.76
Total from investment operations	0.89		4.71
Less distributions from:
Net investment income	(0.26)		(0.54)
Total distributions	(0.26)		(0.54)
Net Asset Value, end of period	$29.80		$29.17
Total Return (%)	3.03	(c)	18.84	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$143		$99
Ratio of expenses (%)	0.70	(d)	0.70	(d)
Ratio of net investment income (loss) (%)	1.38	(d)	4.40	(d)
Portfolio turnover rate (%)(e)	2	(c)	10	(c)

Brandes U.S. Small-Mid Cap Value ETF Selected Per Share Data	For the Six Months Ended December 31, 2024 (Unaudited)		Period Ended June 30, 2024(a)
Net Asset Value, beginning of period	$28.66		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.16		0.28
Net realized and unrealized gain (loss)	1.67		3.57
Total from investment operations	1.83		3.85
Less distributions from:
Net investment income	(0.16)		(0.19)
Total distributions	(0.16)		(0.19)
Net Asset Value, end of period	$30.33		$28.66
Total Return (%)	6.40	(c)	15.40	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$79		$57
Ratio of expenses (%)	0.70	(d)	0.70	(d)
Ratio of net investment income (loss) (%)	1.03	(d)	1.35	(d)
Portfolio turnover rate (%)(e)	3	(c)	4	(c)

(a)	For the period October 4, 2023 (commencement of operations) through June 30, 2024.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

Financial Highlights (Continued)

Brandes U.S. Value ETF Selected Per Share Data	For the Six Months Ended December 31, 2024 (Unaudited)		Period Ended June 30, 2024(a)
Net Asset Value, beginning of period	$29.81		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.27		0.36
Net realized and unrealized gain (loss)	1.79		4.69
Total from investment operations	2.06		5.05
Less distributions from:
Net investment income	(0.25)		(0.24)
Total distributions	(0.25)		(0.24)
Net Asset Value, end of period	$31.62		$29.81
Total Return (%)	6.91	(c)	20.23	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$209		$140
Ratio of expenses (%)	0.60	(d)	0.60	(d)
Ratio of net investment income (loss) (%)	1.67	(d)	1.66	(d)
Portfolio turnover rate (%)(e)	2	(c)	6	(c)

(a)	For the period October 4, 2023 (commencement of operations) through June 30, 2024.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

Notes to Financial Statements

December 31, 2024 (Unaudited)

1. Organization

Brandes International ETF, Brandes U.S. Small-Mid Cap Value ETF and Brandes U.S. Value ETF (each a "Fund" and collectively the “Funds”) are newly organized, diversified, separate operating series of exchange-traded funds (ETFs) of The 2023 ETF Series Trust (the “Trust”), a Delaware statutory trust since January 23, 2023 that is registered with the Securities and Exchange Commission as open end management investment company.

The Funds are managed by Brandes Investment Partners, L.P. an investment adviser registered under the Investment Advisers Act of 1940, as amended, and serves as the Funds' investment advisor (the “Advisor”).

The Brandes International ETF, Brandes U.S. Small-Mid Cap Value ETF and Brandes U.S. Value ETF commenced operations on October 4, 2023. Each Fund is an actively managed ETF and uses an active investment strategy in seeking to meet its investment objective. The investment objective of each Fund is long-term capital appreciation.

Each Fund offers shares that are listed and traded on the CBOE BZX Exchange, Inc.

2. Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

(a) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

(b) Investment Valuation

The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Quoted prices in active markets for identical assets that the funds have the ability to access.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2024 for each Fund based upon the three levels defined above:

Brandes International ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$140,661,785	$—	$—	$140,661,785
Money Market Funds	1,952,413	—	—	1,952,413
TOTAL	$142,614,198	$—	$—	$142,614,198

Brandes U.S. Small-Mid Cap Value ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$75,101,645	$—	$—	$75,101,645
Money Market Funds	3,738,740	—	—	3,738,740
TOTAL	$78,840,385	$—	$—	$78,840,385

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Brandes U.S. Value ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$207,180,575	$—	$—	$207,180,575
Money Market Funds	1,407,293	—	—	1,407,293
TOTAL	$208,587,868	$—	$—	$208,587,868

(c) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

(d) Foreign Currency Translation and Transactions

The accounting records of each Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of each Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. Each Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. Each Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which each Fund invests.

(e) Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of December 31, 2024, the Funds did not have any interest or penalties associated with the underpayment of any income taxes.

(f) Distributions to Shareholders

Each Fund pays out dividends from its net investment income at least quarterly and distributes its net capital gains, if any, to investors at least annually. Each Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

(g) Indemnification

Under the Funds' organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds may enter into contracts that contain representations and that provide general indemnifications. The Funds' maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds.

3. Investment Advisory Fee and Other Transactions with Affiliates

(a) Investment Advisory and Administrative Services

Brandes Investment Partners, L.P., (the “Advisor”) serves as the investment advisor to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor provides investment advisory services to each Fund and is responsible for the day-to-day management of each Fund, including, among other things, ensuring each Fund has a continuous investment program, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services the Advisor provides to the Funds, each Fund pays the Advisor a fee, calculated daily and paid monthly, at an annual rate of the average daily net assets of each Fund as follows.

Fund	Investment Advisory Fee
Brandes International ETF	0.70%
Brandes U.S. Small-Mid Cap Value ETF	0.70%
Brandes U.S. Value ETF	0.60%

Under the investment advisory agreement, the Advisor has agreed to pay all expenses incurred by the Funds except for the advisory fee; interest charges on any borrowings; taxes; brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments; proxy and shareholder meeting expenses (unless the need for a shareholder meeting is caused by the Advisor, such as a change of control of the Advisor); fees and expense related to the provision of securities lending services; acquired fund fees and expenses; taxes, including accrued deferred tax liability; legal fees or expenses in connection with any arbitration, litigation, or pending or threatened arbitration or litigation, including any settlements in connection therewith; extraordinary expenses (as mutually determined by the Board and the Advisor); and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

(b) Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and directly impact the NAV per share of each Fund.

(c) Other Servicing Agreements

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

4. Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended December 31, 2024 were as follows:

Fund	Purchases	Sales
Brandes International ETF	$19,642,904	$2,412,786
Brandes U.S. Small-Mid Cap Value ETF	5,733,995	2,055,366
Brandes U.S. Value ETF	21,389,587	3,682,418

Purchases and sales of in-kind transactions for the period ended December 31, 2024 were as follows:

Fund	Purchases	Sales
Brandes International ETF	$41,209,853	$16,291,451
Brandes U.S. Small-Mid Cap Value ETF	17,572,213	5,189,355
Brandes U.S. Value ETF	59,405,588	15,343,422

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

5. Capital Share Transactions

Fund Shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased from or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Advisor may retain all or a portion of the transaction fee to the extent the Advisor bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fees for Brandes International ETF, Brandes U.S. Small-Mid Cap Value ETF, and Brandes U.S. Value are $650, $300 and $300, respectively, regardless of the number of Creation Units created in the transaction.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fees for Brandes International ETF, Brandes U.S. Small-Mid Cap Value ETF, and Brandes U.S. Value are $650, $300 and $300, respectively, regardless of the number of Creation Units redeemed in the transaction.

6. Federal Income Taxes

At December 31, 2024 gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Brandes International ETF	$145,885,162	$7,229,384	$(10,500,348)	$(3,270,964)
Brandes U.S. Small-Mid Cap Value ETF	75,719,108	7,022,225	(3,900,948)	3,121,277

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Brandes U.S. Value ETF	198,129,572	17,870,643	(7,412,347)	10,458,296

June 30, 2024, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Total Amount
Brandes International ETF	$87,855	$—	$87,855
Brandes U.S. Small-Mid Cap Value ETF	8,060	—	8,060

7. Risk Factors

Significant market disruptions, such as those caused by pandemics (e.g. Covid-19 pandemic), war (e.g. Russia’s invasion of Ukraine or war in the Middle East), natural disasters, acts of terrorism, or other events, may adversely impact global economic and market activity, and contribute to significant volatility in financial markets. Any such disruptions could have an adverse impact on the prices and liquidity of the Funds’ investments.

8. Segment Reporting

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The President and Chief Executive Officer acts as the Funds’ chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that each fund has a single operating segment based on the fact that the CODM monitors the operating results of each fund as a whole and the Funds' long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds' portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in each Funds’ Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

9. Subsequent Events

In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note.

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Advisor votes proxies relating to the Funds’ portfolio securities in accordance with procedures adopted by the Advisor. You may obtain a description of these procedures, free of charge, by calling toll-free 1-866-307-0477. This information is also available through the Commission’s website at http://www.sec.gov.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-307-0477. This information is also available through the Commission’s website at http://www.sec.gov. .

Portfolio Holdings Information

The Trust files the Funds’ complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov. Information regarding the Trust’s Form N-PORT filings is also available, without charge, by calling toll-free, 1-866-307-0477.

Discount & Premium Information

Information regarding how often shares of each Fund traded on Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.brandes.com/etfs.

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Advisor
Brandes Investment Partners, L.P.
4275 Executive Square, 5th Floor
La Jolla, CA 92037
800.331.2979

Transfer Agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
601 S Figueroa Street
Los Angeles, CA 90017

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States.

BRANDES
INVESTMENT PARTNERS

VALUE SPECIALISTS SINCE 1974
BRANDES.COM/ETFS

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Registrant’s financial highlights are included as part of the Registrant’s Semi-Annual Financial Statements and Other Information filed under Item 7(a) of this Form attached herewith.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective, as of that date.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The 2023 ETF Series Trust

By (Signature and Title)	/s/ Trent Statczar
Trent Statczar, President
(Principal Executive Officer)

Date	March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Trent Statczar
Trent Statczar, President
(Principal Executive Officer)

Date	March 7, 2025

By (Signature and Title)	/s/ Michael Minella
Michael Minella
(Principal Financial Officer)

Date	March 7, 2025